Assets Measeured Fair Value on a Recurring Basis (Detail) (Available-for-sale security, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets, fair value disclosure, recurring	$ 1,386
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets, fair value disclosure, recurring	$ 1,386